Leases - Future minimum rental payments for operating leases (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
1 year (Including 1 year)	¥ 19,881,698	$ 2,723,781	¥ 33,802,951
1 year to 2 years (Including 2 years)	15,925,475	2,181,781	23,258,088
2 years to 3 years (Including 3 years)	10,233,700	1,402,011	14,737,167
3 years to 4 years (Including 4 years)	9,335,618	1,278,974	4,802,888
4 years to 5 years (Including 5 years)	6,713,328	919,722	3,982,687
Over 5 years	14,278,622	1,956,163	934,146
Total lease payments	76,368,441	10,462,432	81,517,927
Less: imputed interest	8,965,407	1,228,254	11,820,823
Present value of lease liabilities	67,403,034	9,234,178	69,697,104
Less: Current portion	(18,696,986)	(2,561,477)	(29,937,993)
Long-term lease liabilities	¥ 48,706,048	$ 6,672,701	¥ 39,759,111